Emerging Markets Equity Fund Expense Example - Emerging Markets Equity Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 106
Expense Example, with Redemption, 3 Years	342
Expense Example, with Redemption, 5 Years	596
Expense Example, with Redemption, 10 Years	1,324
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	432
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	$ 1,670